Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Cash on hand and bank deposits	$264,565	$490,657
Demand and term deposits (1)	8,543	18,325

Cash and cash equivalents	273,108	508,982
Restricted cash (2)	4,843	5,465

Cash and cash equivalents and restricted cash	$277,951	$514,447

(1)

As of December 31, 2018 and 2017, within the cash equivalents, there are demand and term deposits that amounted to $8,543 and $ 18,325, respectively. The use of term deposits depends on the cash requirements of the Group. As of December 31, 2018, term deposits accrue annual interest rates between 2,61% and 4,85% in Colombian pesos and between 2,05% and 4,59% in dollars. As of December 31, 2017, term deposits accrue annual interest rates between 3.77% and 5.52% in colombian pesos and between 2.10% and 6.50% in dollars.

(2)

As of December 31, 2018, the restricted cash includes resources in administration in an trust, which have a specific destination in relation to the object for which they were constituted, they consist among others in the payment of capital and interests to the bondholders.